Supplemental Guarantor Information - Condensed Consolidating Statements of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
LNG revenues	$ 2,635	$ 539	$ 0
LNG revenues—affiliate	1,389	294	0
Regasification revenues	260	259	259
Regasification revenues—affiliate	0	0
Other revenues	20	4	7
Other revenues—affiliate	0	4	4
Total revenues	4,304	1,100	270
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	2,320	410	(31)
Cost of sales—affiliate	0	2	0
Operating and maintenance expense	292	127	62
Operating and maintenance expense—affiliate	100	52	29
Development expense	3	0	3
Development expense—affiliate	0	0	1
General and administrative expense	12	13	15
General and administrative expense—affiliate	80	90	122
Depreciation and amortization expense	339	156	66
Other	2	0	0
Total operating costs and expenses	3,148	850	267
Income (loss) from operations	1,156	250	3
Other income (expense)
Interest expense, net of capitalized interest	(614)	(357)	(185)
Loss on early extinguishment of debt	(67)	(72)	(96)
Derivative gain (loss), net	4	6	(42)
Equity earnings (losses) of subsidiaries	0	0	0
Other income	11	2	1
Total other income (expense)	(666)	(421)	(322)
Net income (loss)	490	(171)	(319)
Parent Issuer [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	0	0	0
Regasification revenues—affiliate	0	0
Other revenues	0	0	0
Other revenues—affiliate	0	0	0
Total revenues	0	0	0
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	0	0	0
Cost of sales—affiliate	0	0
Operating and maintenance expense	4	5	3
Operating and maintenance expense—affiliate	6	0	0
Development expense	0		0
Development expense—affiliate		0	0
General and administrative expense	4	4	3
General and administrative expense—affiliate	11	12	11
Depreciation and amortization expense	2	1	0
Other	0
Total operating costs and expenses	27	22	17
Income (loss) from operations	(27)	(22)	(17)
Other income (expense)
Interest expense, net of capitalized interest	(111)	(23)	0
Loss on early extinguishment of debt	(25)	0	0
Derivative gain (loss), net	6	12	0
Equity earnings (losses) of subsidiaries	643	(138)	(302)
Other income	4	0	0
Total other income (expense)	517	(149)	(302)
Net income (loss)	490	(171)	(319)
Guarantors [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	260	259	259
Regasification revenues—affiliate	190	61
Other revenues	20	4	7
Other revenues—affiliate	218	163	108
Total revenues	688	487	374
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	1	0	1
Cost of sales—affiliate	0	0
Operating and maintenance expense	45	48	36
Operating and maintenance expense—affiliate	137	113	94
Development expense	1		0
Development expense—affiliate		0	1
General and administrative expense	1	2	6
General and administrative expense—affiliate	15	15	60
Depreciation and amortization expense	74	72	64
Other	2
Total operating costs and expenses	276	250	262
Income (loss) from operations	412	237	112
Other income (expense)
Interest expense, net of capitalized interest	(9)	(148)	(175)
Loss on early extinguishment of debt	0	(20)	0
Derivative gain (loss), net	0	0	0
Equity earnings (losses) of subsidiaries	250	(193)	(266)
Other income	0	1	1
Total other income (expense)	241	(360)	(440)
Net income (loss)	653	(123)	(328)
Non-Guarantor [Member]
Revenues
LNG revenues	2,635	539
LNG revenues—affiliate	1,389	294
Regasification revenues	0	0	0
Regasification revenues—affiliate	0	0
Other revenues	0	0	0
Other revenues—affiliate	0	0	0
Total revenues	4,024	833	0
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	2,317	416	(32)
Cost of sales—affiliate	23	7
Operating and maintenance expense	243	72	23
Operating and maintenance expense—affiliate	329	129	1
Development expense	2		3
Development expense—affiliate		1	1
General and administrative expense	7	7	6
General and administrative expense—affiliate	58	68	88
Depreciation and amortization expense	264	83	2
Other	0
Total operating costs and expenses	3,243	783	92
Income (loss) from operations	781	50	(92)
Other income (expense)
Interest expense, net of capitalized interest	(494)	(186)	(36)
Loss on early extinguishment of debt	(42)	(52)	(96)
Derivative gain (loss), net	(2)	(6)	(42)
Equity earnings (losses) of subsidiaries	0	0	0
Other income	7	1	0
Total other income (expense)	(531)	(243)	(174)
Net income (loss)	250	(193)	(266)
Eliminations [Member]
Revenues
LNG revenues	0	0
LNG revenues—affiliate	0	0
Regasification revenues	0	0	0
Regasification revenues—affiliate	(190)	(61)
Other revenues	0	0	0
Other revenues—affiliate	(218)	(159)	(104)
Total revenues	(408)	(220)	(104)
Operating costs and expenses
Cost (cost recovery) of sales (excluding depreciation and amortization expense shown separately below)	2	(6)	0
Cost of sales—affiliate	(23)	(5)
Operating and maintenance expense	0	2	0
Operating and maintenance expense—affiliate	(372)	(190)	(66)
Development expense	0		0
Development expense—affiliate		(1)	(1)
General and administrative expense	0	0	0
General and administrative expense—affiliate	(4)	(5)	(37)
Depreciation and amortization expense	(1)	0	0
Other	0
Total operating costs and expenses	(398)	(205)	(104)
Income (loss) from operations	(10)	(15)	0
Other income (expense)
Interest expense, net of capitalized interest	0	0	26
Loss on early extinguishment of debt	0	0	0
Derivative gain (loss), net	0	0	0
Equity earnings (losses) of subsidiaries	(893)	331	568
Other income	0	0	0
Total other income (expense)	(893)	331	594
Net income (loss)	$ (903)	$ 316	$ 594